Stock Compensation Expense (Details) - Schedule of Equity Incentive Plan - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stock Compensation Expense (Details) - Schedule of Equity Incentive Plan [Line Items]
2022 Omnibus Incentive Plan		12,358,689
2022 Employee Stock Purchase Plan		75,000,000
Amended 2019 Equity Incentive Plan		23,380,173
Awards Outstanding [Member]
Stock Compensation Expense (Details) - Schedule of Equity Incentive Plan [Line Items]
2022 Omnibus Incentive Plan	3,876,658	1,238,667
2022 Employee Stock Purchase Plan
Amended 2019 Equity Incentive Plan	21,371,301	19,977,366
Awards Available for Grant [Member]
Stock Compensation Expense (Details) - Schedule of Equity Incentive Plan [Line Items]
2022 Omnibus Incentive Plan	8,482,031	11,120,022
2022 Employee Stock Purchase Plan	75,000,000	75,000,000
Amended 2019 Equity Incentive Plan	2,008,872	3,402,807